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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [_]; Amendment Number: __________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Return Capital, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: __________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Goodman
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:


    /s/ Jonathan Goodman            Boston, MA                   8/15/11
--------------------------   ------------------------   ------------------------
        [Signature]                [City, State]                 [Date]

* Absolute Return Capital, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion within the meaning of section 3(A)(35) of the Exchange Act with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Absolute Return Capital, LLC shall not be construed as an admission that Absolute Return Capital, LLC is the beneficial owner of such shares held by each of the Funds.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3

Form 13F Information Table Entry Total:            29

Form 13F Information Table Value Total:       535,476
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number               Name
---   --------------------   --------------------------------------
  1   28-12300               Absolute Return Investors, LLC
  2   28-12301               Absolute Return Investors, L.P.
  3   28-12297               Absolute Return Capital Partners, L.P.

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                         ABSOLUTE RETURN INVESTORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 6/30/2011

                                                                                    VOTING
                                                       MARKET                     AUTHORITY
                                                      VALUE X             OTHER  SOLE SHARED
       NAME OF ISSUER        TITLE OF CLASS   CUSIP    $1000   SHARES   MANAGERS     NONE
---------------------------- -------------- --------- ------- --------- -------- -----------
ANADARKO PETE CORP           COM            032511107 6,470      84,280          (sole)
APACHE CORP                  COM            037411105 6,628      53,715          (sole)
BERRY PETE CO                COM            085789105 6,776     127,536          (sole)
CHESAPEAKE ENERGY CORP       COM            165167107 6,351     213,904          (sole)
CISCO SYS INC                COM            17275R102 18,328  1,174,067          (sole)
DENBURY RES INC              COM            247916208 12,312    615,584          (sole)
EQT CORP                     COM            26884L109 6,553     124,772          (sole)
EXXON MOBIL CORP             COM            30231G102 18,191    223,534          (sole)
GMX RES INC                  COM            38011M108 5,740   1,289,795          (sole)
HEWLETT PACKARD CO           COM            428236103 18,320    503,304          (sole)
HOME DEPOT INC               COM            437076102 17,924    494,856          (sole)
INTEL CORP                   COM            458140100 18,323    826,851          (sole)
INTERNATIONAL BUSINESS MACHS COM            459200101 17,892    104,298          (sole)
MCDONALDS CORP               COM            580135101 17,932    212,661          (sole)
MICROSOFT CORPORATION        COM            594918104 18,177    699,082          (sole)
NOBLE ENERGY INC             COM            655044105 6,439      71,837          (sole)
PIONEER NAT RES CO           COM            723787107 6,379      71,216          (sole)
PLAINS EXPL& PRODTN CO       COM            726505100 13,859    363,566          (sole)
PROCTER & GAMBLE CO          COM            742718109 17,813    280,211          (sole)
RESOLUTE ENERGY CORP         COM            76116A108 6,246     386,479          (sole)
SPDR S&P 500 ETF TR          ETF            78462F103 7,098      53,785          (sole)

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                         ABSOLUTE RETURN INVESTORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 6/30/2011

SANDRIDGE ENERGY INC         COM            80007P307 12,463  1,169,166          (sole)
SELECT SECTOR SPDR TR        ETF            81369Y407 17,902    445,212          (sole)
SELECT SECTOR SPDR TR        ETF            81369Y506 87,870  1,166,161          (sole)
SELECT SECTOR SPDR TR        ETF            81369Y605 46,776  3,047,481          (sole)
SELECT SECTOR SPDR TR        ETF            81369Y886 81,108  2,422,588          (sole)
ULTRA PETROLEUM CORP         COM            903914109 6,282     137,143          (sole)
WAL MART STORES INC          COM            931142103 17,937    337,552          (sole)
WHITING PETE CORP NEW        COM            966387102 11,388    200,110          (sole)